Share Capital, textual(Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended			12 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Private Placement Series B cumulative perpetual preferred shares	Dec. 31, 2012 March 2012 Public Offering Common Stock	Sep. 30, 2013 March 2012 Public Offering Series B cumulative perpetual preferred shares
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			800,000	5,750,000	800,000
Proceeds From Issuance Of Preferred Stock And Private Placements	$ 38,865
Share Price				$ 6.5	$ 25
Common Stock, Discount on Shares				1,869	672
Payments of Stock Issuance Costs				268	463
Proceeds on issuance of common stock (net)		$ 35,237